Debt (Details) - 2 - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 16, 2022	Oct. 31, 2022	Dec. 31, 2021	Aug. 25, 2021	Jan. 11, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 18, 2022	Sep. 11, 2021	Jun. 25, 2021
Debt (Details) - 2 [Line Items]
Accumulated Amortization, Debt Issuance Costs										$ 58,152
Amortization of debt issuance costs								$ 128,583	$ 104,878	189,414	$ 9,460
First South National Bank [Member]
Debt (Details) - 2 [Line Items]
Amortization of debt issuance costs						$ 3,482	$ 517	10,389	1,536
First South National Bank [Member] | Commercial Loan Two [Member]
Debt (Details) - 2 [Line Items]
Long term debt fixed interest rate percentage			4.35%		4.35%						4.35%
Amendment Agreement [Member] | First South National Bank [Member] | Commercial Loan Two [Member]
Debt (Details) - 2 [Line Items]
Amortization of debt issuance costs										1,017	$ 861
Original Principal					$ 1,278,400
Long term debt fixed interest rate percentage			4.35%								4.35%
Long term debt maturity date			Jan. 25, 2031		Jan. 25, 2031						Jan. 25, 2031
Debt instrument periodic payment of principal and interest					$ 13,157
Debt instrument periodic payment of principal and interest			$ 10,085								$ 10,085
Acquisition Of Kuai Veterinary Clinic [Member] | First South National Bank [Member]
Debt (Details) - 2 [Line Items]
Amortization of debt issuance costs										$ 660	$ 615
Acquisition Of Kuai Veterinary Clinic [Member] | First South National Bank [Member] | Commercial Loan One [Member]
Debt (Details) - 2 [Line Items]
Original Principal					$ 1,105,000
Long term debt fixed interest rate percentage			4.35%		4.35%					4.35%	4.35%
Long term debt maturity date					Feb. 25, 2041					Feb. 25, 2041
Debt instrument periodic payment of principal and interest					$ 6,903
Debt instrument periodic payment of principal and interest			$ 13,264								$ 13,264
Acquisition Of Kuai Veterinary Clinic [Member] | First South National Bank [Member] | Commercial Loan Three [Member]
Debt (Details) - 2 [Line Items]
Amortization of debt issuance costs										$ 377	$ 319
Original Principal				$ 469,914						469,914
Long term debt fixed interest rate percentage			5.05%		5.05%						5.05%
Long term debt maturity date					Feb. 25, 2023								Feb. 25, 2023
Debt instrument periodic payment of principal and interest			$ 27,164	$ 27,164
Debt instrument periodic payment of principal and interest			$ 753								$ 753
Pony Express Practice Acquistion [Member] | First South National Bank [Member] | Commercial Loan One [Member]
Debt (Details) - 2 [Line Items]
Amortization of debt issuance costs										$ 1,423	0
Original Principal		$ 2,086,921
Long term debt fixed interest rate percentage										5.97%
Long term debt maturity date										Oct. 31, 2025
Debt instrument periodic payment of principal and interest		23,138
Debt instrument periodic payment of principal and interest										$ 25,575
Final monthly payment										1,608,530
Pony Express Practice Acquistion [Member] | First South National Bank [Member] | Commercial Loan Two [Member]
Debt (Details) - 2 [Line Items]
Amortization of debt issuance costs										$ 27	0
Original Principal		400,000
Long term debt fixed interest rate percentage										5.97%
Long term debt maturity date										Oct. 31, 2042
Debt instrument periodic payment of principal and interest		2,859
Debt instrument periodic payment of principal and interest										$ 3,277
Pony Express Practice Acquistion [Member] | First South National Bank [Member] | Commercial Loan Three [Member]
Debt (Details) - 2 [Line Items]
Original Principal		700,000
Long term debt fixed interest rate percentage										6.75%
Long term debt maturity date										Apr. 01, 2023
Debt instrument periodic payment of principal and interest		$ 6,903
Debt instrument periodic payment of principal and interest										$ 0
Final monthly payment										423,278
Old Fourty One Practise Acquistion [Member] | First South National Bank [Member] | Commercial Loan One [Member]
Debt (Details) - 2 [Line Items]
Amortization of debt issuance costs										$ 62	0
Original Principal	$ 568,000
Long term debt fixed interest rate percentage										6.50%
Long term debt maturity date										Dec. 16, 2025
Debt instrument periodic payment of principal and interest	4,772
Debt instrument periodic payment of principal and interest										$ 4,531
Final monthly payment										593,039
Old Fourty One Practise Acquistion [Member] | First South National Bank [Member] | Commercial Loan Two [Member]
Debt (Details) - 2 [Line Items]
Amortization of debt issuance costs										$ 69	0
Original Principal	$ 640,000
Long term debt fixed interest rate percentage	6.50%									6.50%
Long term debt maturity date	Dec. 16, 2025
Debt instrument periodic payment of principal and interest										$ 5,077
Old Fourty One Practise Acquistion [Member] | First South National Bank [Member] | Commercial Loan Two [Member] | Upto Twelve Months [Member]
Debt (Details) - 2 [Line Items]
Debt instrument periodic payment of principal and interest	$ 2,830
Old Fourty One Practise Acquistion [Member] | First South National Bank [Member] | Commercial Loan Two [Member] | After Twelve Months [Member]
Debt (Details) - 2 [Line Items]
Debt instrument periodic payment of principal and interest	$ 7,443
Closed End Line Of Credit Facility [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) - 2 [Line Items]
Original Principal														$ 8,000,000
Closed End Line Of Credit Facility [Member] | Amendment Agreement [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) - 2 [Line Items]
Amortization of Debt Issuance Costs and Discounts										$ 6,813
Amortization of debt issuance costs						$ 1,412	$ 1,924	$ 5,436	$ 4,734		$ 1,357
Long term debt maturity date												Aug. 18, 2022